INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory, Net [Abstract]
Schedule Of Inventories
	December 31,
	2017	2016
	US Dollars in thousands

Raw materials	1,616	1,732
Work-in-progress	1,638	1,538
Finished goods	617	656

	3,871	3,926